Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (6.1%)
	Alphabet Inc. Class A	1,971,710	347,474
	Alphabet Inc. Class C	1,857,100	329,431
*,1	Baidu Inc. ADR	2,384,390	204,485
	Meta Platforms Inc. Class A	221,700	163,635
*	Pinterest Inc. Class A	1,708,850	61,279
	Universal Music Group NV	1,871,005	60,696
*	Spotify Technology SA	52,091	39,971
*	ZoomInfo Technologies Inc.	3,727,664	37,724
	Electronic Arts Inc.	224,800	35,901
*	Netflix Inc.	24,010	32,152
*	Live Nation Entertainment Inc.	184,800	27,957
	Walt Disney Co.	132,140	16,387
*	Trade Desk Inc. Class A	179,200	12,901
*	Take-Two Interactive Software Inc.	39,480	9,588
*	Snap Inc. Class A	10,500	91
			1,379,672
Consumer Discretionary (11.1%)
	Alibaba Group Holding Ltd. ADR	3,602,376	408,545
*	Tesla Inc.	1,039,090	330,077
*	Amazon.com Inc.	1,363,262	299,086
	TJX Cos. Inc.	2,290,000	282,792
	Royal Caribbean Cruises Ltd.	567,400	177,676
*,1	XPeng Inc. ADR	9,075,419	162,268
	Sony Group Corp. ADR	5,793,375	150,802
*	CarMax Inc.	1,711,097	115,003
*	Flutter Entertainment plc	362,803	103,675
	Ross Stores Inc.	452,400	57,717
	Entain plc	4,503,388	55,777
*	Capri Holdings Ltd.	3,095,305	54,787
*	Carnival Corp.	1,577,945	44,372
*	Ollie's Bargain Outlet Holdings Inc.	326,260	42,995
	eBay Inc.	529,740	39,444
*	Carvana Co.	115,087	38,780
*	Burlington Stores Inc.	163,700	38,083
*,1	Mobileye Global Inc. Class A	1,723,000	30,980
*	DoorDash Inc. Class A	111,200	27,412
	Marriott International Inc. Class A	62,900	17,185
	Newell Brands Inc.	2,225,000	12,015
*	Ulta Beauty Inc.	23,000	10,760
*	Norwegian Cruise Line Holdings Ltd.	442,125	8,966
	Tapestry Inc.	43,800	3,846
*	Rivian Automotive Inc. Class A	261,900	3,598
*	SharkNinja Inc.	15,200	1,505
	Restaurant Brands International Inc.	17,600	1,167
*	Valvoline Inc.	27,630	1,046
			2,520,359
Consumer Staples (1.0%)
*	Performance Food Group Co.	1,396,727	122,172
*	BellRing Brands Inc.	654,871	37,937
*	e.l.f Beauty Inc.	249,400	31,035
	Casey's General Stores Inc.	49,200	25,105
*	US Foods Holding Corp.	258,900	19,938
			236,187
Energy (2.4%)
	Hess Corp.	1,552,344	215,062
	ConocoPhillips	1,149,900	103,192
	Exxon Mobil Corp.	900,139	97,035
	EOG Resources Inc.	397,821	47,583
[1]	New Fortress Energy Inc.	7,828,631	25,991

		Shares	Market Value ($000)
	Expand Energy Corp.	191,000	22,335
	TechnipFMC plc	616,700	21,239
	Coterra Energy Inc.	670,850	17,026
*	Transocean Ltd. (XNYS)	265,852	689
			550,152
Financials (9.3%)
	Raymond James Financial Inc.	2,781,387	426,581
	Northern Trust Corp.	2,146,911	272,207
	Charles Schwab Corp.	2,877,179	262,514
	Visa Inc. Class A	612,600	217,504
	Wells Fargo & Co.	1,929,200	154,567
	MarketAxess Holdings Inc.	616,100	137,600
*	PayPal Holdings Inc.	1,681,000	124,932
	CME Group Inc.	372,654	102,711
	Tradeweb Markets Inc. Class A	661,800	96,888
	Progressive Corp.	320,390	85,499
	Capital One Financial Corp.	372,500	79,253
	Morgan Stanley	372,902	52,527
	JPMorgan Chase & Co.	170,400	49,401
*	WEX Inc.	188,300	27,659
	Mastercard Inc. Class A	41,200	23,152
	Citigroup Inc.	66,700	5,677
			2,118,672
Health Care (24.7%)
	Eli Lilly & Co.	2,013,203	1,569,352
*	Boston Scientific Corp.	4,966,846	533,489
	Amgen Inc.	1,854,739	517,862
*	Biogen Inc.	2,403,057	301,800
*	BioMarin Pharmaceutical Inc.	5,279,325	290,204
*,1	BeOne Medicines Ltd. ADR	1,137,021	275,239
*,1	BioNTech SE ADR	2,216,440	235,984
	Bristol-Myers Squibb Co.	4,582,200	212,110
	Novartis AG ADR	1,434,840	173,630
	AstraZeneca plc ADR	2,421,000	169,179
	Thermo Fisher Scientific Inc.	388,116	157,366
*	Elanco Animal Health Inc. (XNYS)	10,435,076	149,013
*	Edwards Lifesciences Corp.	1,423,100	111,301
*	Illumina Inc.	1,091,069	104,099
	Revvity Inc.	1,037,455	100,343
	Zimmer Biomet Holdings Inc.	1,003,800	91,557
*	LivaNova plc	1,971,600	88,761
*,1	Immunocore Holdings plc ADR	2,439,068	76,538
*	Glaukos Corp.	700,492	72,354
	Roche Holding AG	200,231	65,359
*	Neurocrine Biosciences Inc.	422,300	53,079
*	Alkermes plc	1,795,870	51,380
*	QIAGEN NV	817,789	39,303
*	Charles River Laboratories International Inc.	252,610	38,329
	Agilent Technologies Inc.	253,500	29,916
	Humana Inc.	91,400	22,345
	Danaher Corp.	79,000	15,606
	Alcon AG	151,840	13,404
*	Repligen Corp.	101,878	12,672
*	IQVIA Holdings Inc.	79,810	12,577
[2]	Siemens Healthineers AG	171,280	9,508
*,1	GRAIL Inc.	165,788	8,525
*	Waters Corp.	21,600	7,539
*,1	Allogene Therapeutics Inc.	3,564,570	4,028
*	Guardant Health Inc.	65,990	3,434
*	Bridgebio Pharma Inc.	77,400	3,342
	Sandoz Group AG	10,840	594
*	FibroGen Inc.	67,977	360
*	Mural Oncology plc	90,000	222
*	Zimvie Inc.	4,830	45
			5,621,748
Industrials (11.7%)
	AECOM	3,468,356	391,439
	FedEx Corp.	1,450,374	329,684
	Southwest Airlines Co.	8,520,859	276,417

		Shares	Market Value ($000)
	Jacobs Solutions Inc.	2,095,901	275,506
*	United Airlines Holdings Inc.	3,114,873	248,037
	Airbus SE	904,140	189,147
*	NEXTracker Inc. Class A	2,712,937	147,502
	Curtiss-Wright Corp.	255,900	125,020
*	American Airlines Group Inc.	10,840,200	121,627
	Delta Air Lines Inc.	2,455,115	120,742
	TransDigm Group Inc.	61,023	92,794
*	Amentum Holdings Inc.	2,604,138	61,484
	IDEX Corp.	303,679	53,317
*	Uber Technologies Inc.	435,600	40,641
	AMETEK Inc.	188,653	34,139
	Textron Inc.	413,640	33,211
*	Lyft Inc. Class A	1,404,524	22,135
	Ryanair Holdings plc ADR	360,750	20,804
	GFL Environmental Inc. (XTSE)	362,100	18,272
*	Chart Industries Inc.	96,900	15,955
	Union Pacific Corp.	60,000	13,805
	Rockwell Automation Inc.	39,500	13,121
	Carrier Global Corp.	147,112	10,767
*	JetBlue Airways Corp.	1,419,300	6,004
			2,661,570
Information Technology (29.7%)
	Microsoft Corp.	1,416,330	704,497
*	Flex Ltd.	13,318,062	664,838
	KLA Corp.	663,640	594,449
	Micron Technology Inc.	4,803,377	592,016
	NVIDIA Corp.	3,581,690	565,871
	Jabil Inc.	1,497,400	326,583
	Texas Instruments Inc.	1,405,690	291,849
	NetApp Inc.	2,328,070	248,056
*	Trimble Inc.	3,013,411	228,959
	ASML Holding NV GDR (Registered)	281,667	225,725
*	Adobe Inc.	482,400	186,631
	Universal Display Corp.	1,111,135	171,626
	Intel Corp.	7,601,000	170,262
	Oracle Corp.	670,200	146,526
*	MongoDB Inc.	616,738	129,509
*	Descartes Systems Group Inc.	1,225,012	124,516
*	Nutanix Inc. Class A	1,510,619	115,472
	Corning Inc.	1,953,524	102,736
	QUALCOMM Inc.	588,122	93,664
	Intuit Inc.	114,350	90,065
*	AppLovin Corp. Class A	253,576	88,772
	Entegris Inc.	1,020,958	82,340
	Broadcom Inc.	280,100	77,210
*	Zoom Communications Inc.	789,050	61,530
	Salesforce Inc.	210,800	57,483
	Marvell Technology Inc.	643,279	49,790
	Teradyne Inc.	541,975	48,734
	Hewlett Packard Enterprise Co.	2,319,380	47,431
	HP Inc.	1,785,700	43,678
*	FormFactor Inc.	1,240,041	42,670
*	Autodesk Inc.	133,600	41,359
*	Aurora Innovation Inc.	6,661,800	34,908
*,1	ARM Holdings plc ADR	211,370	34,187
*	Palo Alto Networks Inc.	166,520	34,077
*	Keysight Technologies Inc.	196,350	32,174
*	Gitlab Inc. Class A	658,500	29,705
*	Okta Inc.	267,048	26,697
*	Ciena Corp.	291,000	23,667
*	Fair Isaac Corp.	12,150	22,210
	Analog Devices Inc.	90,000	21,422
*	Docusign Inc.	191,000	14,877
*	BlackBerry Ltd.	2,313,376	10,595
*	RingCentral Inc. Class A	278,000	7,881
*	Gartner Inc.	17,500	7,074
*	Unity Software Inc.	278,404	6,737
*	Advanced Micro Devices Inc.	42,700	6,059

		Shares	Market Value ($000)
	Western Digital Corp.	90,000	5,759
*	Synopsys Inc.	7,300	3,743
*	Crowdstrike Holdings Inc. Class A	3,700	1,884
*,1	Wolfspeed Inc.	3,323,800	1,326
*	HubSpot Inc.	2,000	1,113
	Applied Materials Inc.	3,500	641
	Seagate Technology Holdings plc	1,000	144
*	Arista Networks Inc.	800	82
			6,741,809
Materials (0.3%)
*	Ivanhoe Mines Ltd. Class A	9,050,800	67,993
	Albemarle Corp.	157,500	9,871
			77,864
Real Estate (0.1%)
	Welltower Inc.	87,945	13,520
*	CoStar Group Inc.	35,000	2,814
			16,334
Total Common Stocks (Cost $8,780,758)			21,924,367
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $1,175,939)	11,762,078	1,176,090
Total Investments (101.6%) (Cost $9,956,697)			23,100,457
Other Assets and Liabilities—Net (-1.6%)			(374,748)
Net Assets (100%)			22,725,709
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $356,101.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $9,508, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $372,083 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,543,286	381,081	—	21,924,367
Temporary Cash Investments	1,176,090	—	—	1,176,090
Total	22,719,376	381,081	—	23,100,457